Nationwide Government Money Market Fund Expense Example - Nationwide Government Money Market Fund	Oct. 31, 2025 USD ($)
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 54
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	305
Expense Example, with Redemption, 10 Years	687
Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	928
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	142
Expense Example, with Redemption, 5 Years	250
Expense Example, with Redemption, 10 Years	$ 565